Document and Entity Information Document	Oct. 28, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Baxter International Inc.
Entity Central Index Key	0000010456
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4448
Entity Tax Identification Number	36-0781620
Entity Address, Address Line One	One Baxter Parkway
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	224
Local Phone Number	948-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock, $1.00 Per Value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	BAX (NYSE)
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. | 1.3% Global Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.3% Global Notes due 2029
Trading Symbol	BAX 29
Security Exchange Name	NYSE